UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Short Duration Plus Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 52.0%
Consumer Discretionary 3.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	54,135
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	34,738
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	7,428,544
Cablevision Systems Corp., 7.75%, 4/15/2018	850,000	906,313
Comcast Corp., 4.95%, 6/15/2016	9,400,000	10,318,756
DIRECTV Holdings LLC:
3.55%, 3/15/2015	4,140,000	4,325,505
4.75%, 10/1/2014	5,570,000	6,097,050
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	956,722
7.125%, 2/1/2016	50,000	52,750
Fortune Brands, Inc., 6.375%, 6/15/2014	8,075,000	8,977,155
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	51,125
Hertz Corp., 8.875%, 1/1/2014	8,000	8,200
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	4,690,000	4,893,602
JC Penney Corp., Inc., 9.0%, 8/1/2012	4,000,000	4,300,000
Kia Motors Corp., 144A, 3.625%, 6/14/2016	4,400,000	4,352,462
NBCUniversal Media LLC, 144A, 3.65%, 4/30/2015	9,000,000	9,449,217
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	107,100
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	400,000	441,000
Time Warner Cable, Inc., 6.2%, 7/1/2013	4,445,000	4,875,761
Viacom, Inc., 4.375%, 9/15/2014	4,210,000	4,521,624
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,744
Wyndham Worldwide Corp., 6.0%, 12/1/2016	4,680,000	4,970,062

		77,138,565
Consumer Staples 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/2014	9,230,000	10,307,473
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	924,375
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	6,337,644
Smithfield Foods, Inc., 7.75%, 7/1/2017	50,000	51,875
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,496,140

		25,117,507
Energy 4.2%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	8,200,000	9,229,813
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	68,087
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,914,833
Cenovus Energy, Inc., 4.5%, 9/15/2014	3,900,000	4,232,689
Devon Energy Corp., 5.625%, 1/15/2014	4,600,000	5,097,697
El Paso Corp., 7.25%, 6/1/2018	35,000	39,313
Enterprise Products Operating LLC:
3.2%, 2/1/2016	4,710,000	4,784,540
4.6%, 8/1/2012	5,770,000	5,992,584
Series G, 5.6%, 10/15/2014	3,940,000	4,377,100
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,385,031
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,485,338
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015	5,000,000	6,214,000
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	3,680,000	4,106,000
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	95,400
Noble Holding International Ltd., 3.45%, 8/1/2015	4,700,000	4,864,862
ONEOK Partners LP, 3.25%, 2/1/2016	10,090,000	10,262,933
Petrohawk Energy Corp., 7.875%, 6/1/2015	35,000	36,663
Petroleos Mexicanos, 4.875%, 3/15/2015	6,420,000	6,949,650
Plains All American Pipeline LP:
3.95%, 9/15/2015	3,200,000	3,356,518
4.25%, 9/1/2012	4,805,000	4,968,096
Plains Exploration & Production Co., 7.625%, 6/1/2018	35,000	36,750
Southwestern Energy Co., 7.5%, 2/1/2018	75,000	85,312
Stone Energy Corp., 6.75%, 12/15/2014	35,000	34,825
Transocean, Inc., 4.95%, 11/15/2015	7,820,000	8,459,301
Valero Energy Corp., 4.5%, 2/1/2015	7,030,000	7,504,567
Western Refining, Inc., 144A, 10.75% *, 6/15/2014	1,000,000	1,070,000
Williams Partners LP, 3.8%, 2/15/2015	2,800,000	2,932,986

		109,584,888
Financials 32.5%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	14,955,000	15,229,439
AEGON NV, 4.625%, 12/1/2015	14,380,000	15,238,889
AIG-FP Matched Funding, Series 2005-28, 4.43% *, 3/4/2015	2,300,000	2,268,950
Akbank T.A.S, 144A, 5.125%, 7/22/2015	10,000,000	9,950,000
Ally Financial, Inc., 8.3%, 2/12/2015	400,000	447,000
ALROSA Finance SA, 144A, 8.875%, 11/17/2014	2,500,000	2,861,250
American Express Bank FSB, 5.55%, 10/17/2012	8,000,000	8,440,224
American Express Credit Corp., Series D, 5.125%, 8/25/2014	6,460,000	7,049,934
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,606,975
ANZ National International Ltd., 144A, 3.125%, 8/10/2015	7,845,000	7,902,174
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	34,606
Banco Votorantim SA, 144A, 5.25%, 2/11/2016	11,000,000	11,151,800
Bank of America Corp., Series L, 1.693% *, 1/30/2014	6,000,000	6,013,824
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	4,688,000	4,953,331
Bank of Nova Scotia, 144A, 1.65%, 10/29/2015	9,380,000	9,219,264
Barclays Bank PLC:
144A, 2.5%, 9/21/2015	8,360,000	8,291,431
Series 1, 5.0%, 9/22/2016	9,750,000	10,488,484
6.267% *, 11/10/2025	1,870,000	1,804,550
BB&T Corp., 0.973% *, 4/28/2014	8,335,000	8,346,711
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016	8,285,000	8,429,987
BBVA US Senior SAU, 3.25%, 5/16/2014	7,100,000	7,021,410
BNP Paribas:
3.6%, 2/23/2016	9,500,000	9,606,105
144A, 4.8%, 6/24/2015	9,300,000	9,468,795
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	400,000	432,000
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016	10,000,000	10,231,500
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,376,254
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	4,000,000	4,238,764
Citigroup, Inc., 4.75%, 5/19/2015	14,105,000	14,916,912
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,442,980
CNA Financial Corp., 6.5%, 8/15/2016	8,460,000	9,441,665
Commonwealth Bank of Australia:
144A, 3.1%, 3/31/2017	14,000,000	13,930,000
144A, 5.0%, 11/6/2012	5,000,000	5,230,410
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.2%, 5/13/2014	9,230,000	9,880,420
Credit Agricole SA, 144A, 3.5%, 4/13/2015	18,353,000	18,405,783
Credit Suisse AG, 144A, 2.6%, 5/27/2016	4,410,000	4,399,504
Credit Suisse New York, 5.5%, 5/1/2014	9,410,000	10,335,426
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	11,124,850
Deutsche Telekom International Finance BV:
144A, 3.125%, 4/11/2016	7,500,000	7,602,105
4.875%, 7/8/2014	9,230,000	10,073,760
DnB NOR Boligkreditt, 144A, 2.1%, 10/14/2015	9,000,000	8,894,637
Duke Realty LP, (REIT), 7.375%, 2/15/2015	1,690,000	1,926,276
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,933,531
Export-Import Bank of Korea:
3.75%, 10/20/2016	5,000,000	5,043,545
4.125%, 9/9/2015	9,500,000	9,890,735
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	249,000	252,736
8.0%, 12/15/2016	10,000,000	11,244,860
FUEL Trust, 144A, 3.984%, 6/15/2016	15,000,000	14,878,125
General Electric Capital Corp.:
3.5%, 6/29/2015	6,500,000	6,753,065
Series A, 3.75%, 11/14/2014	8,205,000	8,685,058
5.0%, 5/15/2016	7,600,000	8,006,281
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016 (a)	5,590,000	5,617,726
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	6,560,000	6,762,409
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	5,915,000	5,952,377
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	7,085,699
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	6,000,000	6,150,000
HSBC Bank PLC, 144A, 1.625%, 7/7/2014 (a)	8,000,000	7,977,760
HSBC Finance Corp., 5.9%, 6/19/2012	12,000,000	12,584,640
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,175,563
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,921,861
ING Bank NV, 144A, 1.297% *, 3/15/2013	14,000,000	14,025,172
Intesa Sanpaolo SpA:
144A, 2.658% *, 2/24/2014	8,780,000	8,758,507
144A, 3.625%, 8/12/2015	14,000,000	13,639,066
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	7,000,000	7,445,529
JPMorgan Chase & Co.:
2.05%, 1/24/2014	5,200,000	5,238,719
4.65%, 6/1/2014	13,850,000	14,879,817
KeyCorp, Series H, 6.5%, 5/14/2013	10,855,000	11,811,857
Lincoln National Corp., 4.3%, 6/15/2015	4,665,000	4,912,408
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	10,105,000	10,255,605
Manulife Financial Corp., 3.4%, 9/17/2015	14,000,000	14,432,684
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015	9,400,000	9,962,233
Morgan Stanley:
3.8%, 4/29/2016	14,250,000	14,084,529
6.0%, 5/13/2014	3,750,000	4,084,200
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,368,477
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,572,616
Nordic Investment Bank, 1.625%, 1/28/2013	7,000,000	7,117,019
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	10,095,068
Petrobras International Finance Co., 3.875%, 1/27/2016	5,420,000	5,519,284
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,829,895
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,678,861
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,874,502
6.2%, 1/15/2015	2,770,000	3,101,112
Qtel International Finance Ltd., 144A, 3.375%, 10/14/2016	6,340,000	6,324,150
RCI Banque SA, 144A, 4.6%, 4/12/2016	7,780,000	7,947,449
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014	15,010,000	18,025,089
Royal Bank of Canada, 144A, 3.125%, 4/14/2015	9,380,000	9,751,054
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	11,630,000	12,104,097
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015	15,600,000	15,100,254
Shinhan Bank, 144A, 4.125%, 10/4/2016	14,000,000	14,256,410
Societe Generale:
144A, 3.1%, 9/14/2015	11,765,000	11,629,279
144A, 3.5%, 1/15/2016 (b)	9,350,000	9,246,926
Springleaf Finance Corp., Series J, 5.9%, 9/15/2012 (b)	7,000,000	7,000,000
Standard Chartered PLC, 144A, 3.85%, 4/27/2015	2,040,000	2,111,796
SunTrust Banks, Inc., 3.6%, 4/15/2016	8,160,000	8,239,168
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,924,684
5.25%, 11/15/2013	4,600,000	4,828,956
6.175%, 6/18/2014	6,150,000	6,617,892
The Goldman Sachs Group, Inc.:
3.625%, 2/7/2016	5,000,000	5,054,290
3.7%, 8/1/2015	2,795,000	2,846,059
5.125%, 1/15/2015	5,620,000	6,030,828
6.0%, 5/1/2014	2,825,000	3,098,918
TNK-BP Finance SA, 144A, 6.25%, 2/2/2015	4,000,000	4,350,800
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,404,052
UBS AG, 3.875%, 1/15/2015	9,000,000	9,394,281
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	3,085,000	3,054,641
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	850,000	931,813
Wells Fargo & Co.:
3.625%, 4/15/2015	4,730,000	4,944,742
Series I, 3.75%, 10/1/2014	4,680,000	4,932,289
Woori Bank, 144A, 4.5%, 10/7/2015	12,055,000	12,544,590

		840,006,017
Health Care 1.7%
Boston Scientific Corp., 6.0%, 1/15/2020	850,000	920,169
Community Health Systems, Inc., 8.875%, 7/15/2015	60,000	61,800
Express Scripts, Inc.:
3.125%, 5/15/2016	5,680,000	5,715,000
5.25%, 6/15/2012	4,530,000	4,712,903
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	4,964,989
HCA, Inc.:
7.25%, 9/15/2020	850,000	912,687
9.25%, 11/15/2016	270,000	286,538
9.625%, 11/15/2016 (PIK)	105,000	111,694
Life Technologies Corp.:
3.375%, 3/1/2013	7,050,000	7,257,587
4.4%, 3/1/2015	2,315,000	2,453,682
Quest Diagnostics, Inc., 3.2%, 4/1/2016	2,485,000	2,537,926
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	4,610,000	5,007,258
Wyeth, 5.5%, 2/1/2014	7,380,000	8,182,486

		43,124,719
Industrials 1.1%
Actuant Corp., 6.875%, 6/15/2017	30,000	30,675
ARAMARK Corp., 8.5%, 2/1/2015	20,000	20,775
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,958,347
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	103,669
Belden, Inc., 7.0%, 3/15/2017	35,000	35,875
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	10,600,000	12,066,828
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	49,125
Corrections Corp. of America, 7.75%, 6/1/2017	850,000	925,438
FedEx Corp., 7.375%, 1/15/2014	2,000,000	2,282,662
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,775,000	4,532,827
United Parcel Service, Inc., 4.5%, 1/15/2013	4,710,000	4,976,760

		29,982,981
Information Technology 0.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	48,000	43,200
Fiserv, Inc., 3.125%, 6/15/2016	5,240,000	5,212,432
MasTec, Inc., 7.625%, 2/1/2017	55,000	55,963
Motorola Solutions, Inc., 5.375%, 11/15/2012	5,100,000	5,372,100
Vangent, Inc., 9.625%, 2/15/2015	35,000	35,350
Xerox Corp.:
5.65%, 5/15/2013	2,830,000	3,046,823
6.4%, 3/15/2016	4,000,000	4,578,212

		18,344,080
Materials 2.6%
Airgas, Inc.:
2.85%, 10/1/2013	5,630,000	5,772,011
2.95%, 6/15/2016	3,040,000	3,032,886
Appleton Papers, Inc., 11.25%, 12/15/2015	25,000	25,250
ArcelorMittal, 9.0%, 2/15/2015	10,000,000	11,935,900
Ball Corp., 6.75%, 9/15/2020	850,000	902,063
Barrick Gold Corp., 144A, 1.75%, 5/30/2014	7,180,000	7,193,865
Berry Plastics Corp., 5.028% *, 2/15/2015	3,355,000	3,313,063
Clondalkin Acquisition BV, 144A, 2.247% *, 12/15/2013	75,000	71,625
Crown Americas LLC, 7.625%, 5/15/2017	850,000	910,563
Dow Chemical Co.:
2.5%, 2/15/2016	3,000,000	2,978,367
5.9%, 2/15/2015	14,070,000	15,805,070
Eastman Chemical Co., 3.0%, 12/15/2015	6,250,000	6,344,162
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)	63,145	58,093
10.0%, 3/31/2015	62,080	61,459
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	885,000	933,016
Hexcel Corp., 6.75%, 2/1/2015	93,000	94,628
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,594,657
Lyondell Chemical Co., 11.0%, 5/1/2018	536,025	600,348
NewMarket Corp., 7.125%, 12/15/2016	80,000	83,400
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	924,375
Steel Dynamics, Inc., 7.625%, 3/15/2020	850,000	898,875
United States Steel Corp., 7.0%, 2/1/2018	850,000	858,500

		66,392,176
Telecommunication Services 2.2%
America Movil SAB de CV, 3.625%, 3/30/2015	4,480,000	4,694,856
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,821,719
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	2,810,000	3,041,825
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	5,440,000	5,523,705
Frontier Communications Corp., 8.125%, 10/1/2018	850,000	923,312
iPCS, Inc., 2.398% *, 5/1/2013	30,000	29,325
Qwest Corp., 7.5%, 10/1/2014	12,000,000	13,455,000
Telefonica Emisiones SAU, 6.421%, 6/20/2016	12,380,000	13,822,778
Verizon Communications, Inc., 3.0%, 4/1/2016	9,375,000	9,575,747
Windstream Corp., 7.0%, 3/15/2019	60,000	60,600

		56,948,867
Utilities 3.0%
AES Corp., 8.0%, 6/1/2020	40,000	42,600
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,859,237
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,926,505
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	7,020,000	7,795,191
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,636,953
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,993,778
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,460,966
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	5,064,036
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,473,383
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	9,000,000	8,852,508
Korea Hydro & Nuclear Power Co. Ltd., 144A, 3.125%, 9/16/2015	3,185,000	3,151,296
NRG Energy, Inc., 7.375%, 1/15/2017	100,000	104,750
Oncor Electric Delivery Co., LLC, 6.375%, 5/1/2012	4,620,000	4,818,364
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014	10,000,000	10,938,000
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,778,695

		78,896,262

Total Corporate Bonds (Cost $1,293,842,674)		1,345,536,062
Mortgage-Backed Securities Pass-Throughs 1.8%
Federal Home Loan Mortgage Corp., 4.5%, 4/1/2023	4,005,804	4,256,480
Federal National Mortgage Association:
4.5%, 4/1/2023 (b)	6,009,924	6,392,117
5.0%, 9/1/2023	4,125,352	4,451,997
6.0%, 8/1/2021	2,054,533	2,249,713
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	2,846,826	3,068,121
6.0%, with various maturities from 1/15/2022 until 11/20/2038	6,267,933	6,836,558
6.5%, with various maturities from 8/20/2038 until 2/20/2040	9,382,183	10,418,989
7.0%, with various maturities from 7/20/2037 until 1/20/2039 (b)	7,451,860	8,468,677
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,295	1,463

Total Mortgage-Backed Securities Pass-Throughs (Cost $44,270,239)		46,144,115
Asset-Backed 5.0%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust, "A2", Series 2010-B, 1.18%, 2/6/2014	2,744,685	2,750,174
AmeriCredit Prime Automobile Receivable:
"A4A", Series 2007-2M, 5.35%, 3/8/2016	7,252,141	7,463,500
"C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,724,318
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	3,716,000	3,738,958
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	2,169,019	2,169,262
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	8,977,619	9,117,362
Ford Credit Auto Owner Trust:
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	5,102,464
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,294,377
Triad Auto Receivables Owner Trust, "A4B", Series 2007-B, 1.39% *, 7/14/2014	8,658,771	8,699,856

		43,060,271
Credit Card Receivables 2.3%
Chase Issuance Trust, "C4", Series 2006-C4, 0.477% *, 1/15/2014	10,000,000	9,995,795
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	12,811,000	13,862,833
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,275,491
Discover Card Master Trust, "A2", Series 2007-A2, 0.587% *, 6/15/2015	13,500,000	13,542,107
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	15,000,000	15,354,124

		61,030,350
Home Equity Loans 0.5%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	965,377	877,851
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,645,519	378,469
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	3,534,613	2,412,189
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	88,076	83,563
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	1,470,158	1,338,370
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	66,702	65,679
IndyMac NIM Trust SPMD, "NOTE", Series 2007-B, 144A, 0.286% *, 6/25/2012	5,699,318	5,337,412
PennyMac Loan Trust, "A", Series 2010-NPL1, 144A, 4.25% *, 5/25/2050	3,066,894	3,058,514
Structured Asset Securities Corp., "1A2B", Series 2005-7XS, 5.27%, 4/25/2035	953,166	954,805

		14,506,852
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 8/15/2028	1,339,991	1,439,597
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	346,666	365,306

		1,804,903
Student Loans 0.2%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.024% *, 7/25/2039	5,500,000	4,982,698
Utilities 0.2%
CenterPoint Energy Transition Bond Co., LLC, “A1”, Series 2009-1, 1.833%, 2/15/2016	4,266,628	4,335,747

Total Asset-Backed (Cost $131,219,157)		129,720,821
Commercial Mortgage-Backed Securities 10.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	4,335,270	4,334,803
"B", Series 2005-2, 5.037% *, 7/10/2043	5,000,000	4,863,521
"A1", Series 2008-1, 5.268%, 2/10/2051	3,573,434	3,617,786
"AM", Series 2006-3, 5.88% *, 7/10/2044	6,250,000	6,332,407
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,452,397
"A1", Series 2007-PW17, 5.282%, 6/11/2050	1,834,793	1,873,967
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	9,811,450
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	6,154,559	6,147,402
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	12,253,642
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	2,687,765	2,695,327
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,380,000	9,985,164
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	4,000,000	4,005,856
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	10,064,713
"B", Series 2005-C5, 5.1%, 8/15/2038	3,500,000	3,391,381
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	10,640,830	10,846,102
"H", Series 2002-CKP1, 144A, 7.178% *, 12/15/2035	4,900,000	4,916,664
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	8,400,000	9,024,285
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	4,000,000	3,963,625
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	9,093,884
"A2", Series 2005-GG5, 5.117%, 4/10/2037	7,716,958	7,786,852
"A2", Series 2007-GG9, 5.381%, 3/10/2039	8,303,808	8,447,561
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,700,000	3,918,954
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A1", Series 2007-C1, 4.98%, 2/15/2051	147,137	147,003
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	3,500,000	3,535,728
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,287,500	3,372,826
"A2", Series 2004-CB9, 5.108%, 6/12/2041	4,761,384	4,758,896
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	10,162,494
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,500,000	1,490,871
"F", Series 2003-ML1A, 144A, 5.715% *, 3/12/2039	3,500,000	3,608,577
"A4", Series 2006-LDP7, 5.88% *, 4/15/2045	9,380,000	10,410,410
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	702,991	716,323
"A2", Series 2005-C1, 4.31%, 2/15/2030	1,331,503	1,335,804
"A2", Series 2005-C3, 4.553%, 7/15/2030	5,033,390	5,039,096
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,648,150
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	9,686,501
"A3", Series 2004-C4, 5.173% *, 6/15/2029	7,885,053	8,165,850
Merrill Lynch Mortgage Trust, "A5", Series 2004-BPC1, 4.855%, 10/12/2041	9,380,000	10,044,604
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	9,643,453
"A1", Series 2007-IQ16, 5.32%, 12/12/2049	3,486,547	3,545,829
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.575% *, 8/15/2039	1,662,817	1,671,543
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	3,163,971	3,162,836
"A4", Series 2005-C22, 5.269% *, 12/15/2044	9,380,000	10,166,526
"A2", Series 2007-C32, 5.738% *, 6/15/2049	9,142,615	9,452,312

Total Commercial Mortgage-Backed Securities (Cost $269,569,048)		270,593,375
Collateralized Mortgage Obligations 7.8%
American Home Mortgage Assets, "A5", Series 2007-4, 0.376% *, 8/25/2037	4,693,421	4,504,858
Banc of America Alternative Loan Trust:
"2A2", Series 2003-10, 0.636% *, 12/25/2033	4,174,768	3,961,904
"1A1", Series 2003-7, 5.5%, 9/25/2033	4,106,694	4,181,871
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.805% *, 10/20/2032	125,004	122,629
"2A3", Series 2005-J, 3.122% *, 11/25/2035	2,707,352	2,564,274
"2A8", Series 2003-J, 3.222% *, 11/25/2033	1,935,382	1,830,655
"1A1O", Series 2005-4, 5.25%, 5/25/2035	335,284	334,976
"1A1", Series 2005-11, 5.75%, 12/25/2035	4,090,591	4,096,313
"A15", Series 2006-2, 6.0%, 7/25/2046	1,731,940	1,715,691
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.45% *, 1/25/2034	2,878,367	2,782,586
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-1, 5.25%, 2/25/2035	4,356,944	4,391,080
"1A1", Series 2005-7, 5.5%, 10/25/2035	2,864,212	2,845,961
"1A2", Series 2006-5, 6.0%, 10/25/2036	2,519,471	2,486,126
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	1,635,781	1,605,156
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	3,851,706	2,877,822
Countrywide Home Loan Mortgage Pass Through Trust:
"1A1", Series 2005-J3, 5.5%, 9/25/2035	2,212,939	2,189,794
"A35", Series 2005-24, 5.5%, 11/25/2035	2,918,843	2,897,667
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.436% *, 8/28/2047	14,617,403	14,429,492
Fannie Mae Whole Loan, "1A6", Series 2007-W8, 6.482% *, 9/25/2037	7,642,353	8,036,941
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.736% *, 2/25/2048	3,296,399	3,299,415
Federal Home Loan Mortgage Corp.:
"DA", Series 3598, 2.75%, 11/15/2014	6,637,789	6,713,018
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	18,463,858	1,975,203
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	12,507,526	1,534,385
"PT", Series 3586, IOette, 4.481% **, 2/15/2038	3,411,026	3,340,756
"MA", Series 2664, 5.0%, 4/15/2030	3,303,367	3,356,365
"QP", Series 3149, 5.0%, 10/15/2031	4,831,798	4,878,750
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031	4,960,475	303,244
"EB", Series 3062, 5.5%, 9/15/2021	1,338,434	1,363,835
"PA", Series 3283, 5.5%, 7/15/2036	5,325,011	5,670,184
"PA", Series 2301, 6.0%, 10/15/2013	3,456,636	3,586,327
"BT", Series 2448, 6.0%, 5/15/2017	2,518	2,703
Federal National Mortgage Association:
"EI", Series 2010-41, 4.0%, 3/25/2024	3,198,442	244,190
"JM", Series 2004-29, 4.5%, 5/25/2019	4,976,765	5,083,372
"TA", Series 2007-77, 5.5%, 12/25/2029	2,205,080	2,236,084
"AB", Series 2006-3, 5.5%, 10/25/2032	4,761,857	4,886,628
First Horizon Alternative Mortgage Securities, "1A1", Series 2007-FA2, 5.5%, 4/25/2037	4,768,897	3,295,379
GMAC Mortgage Corp. Loan Trust, "A6", Series 2004-JR1, 0.636% *, 12/25/2033	475,360	468,009
Government National Mortgage Association, "AB", Series 2008-30, 4.2%, 2/20/2037	5,492,568	5,678,798
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.804% *, 1/25/2036	5,500,667	5,182,811
IndyMac Index Mortgage Loan Trust, "4A1", Series 2005-AR9, 2.584% *, 7/25/2035	966,867	390,871
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 5.066% *, 8/25/2035	6,420,133	6,220,371
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	4,678,034	4,652,417
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.301% *, 6/25/2036	6,130,090	5,794,523
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46% *, 7/28/2024	40,303	27,816
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% *, 4/28/2024	11,184	10,840
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	1,549,444	1,584,893
"A1", Series 2003-QS18, 5.0%, 9/25/2018	2,968,712	3,060,823
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,778,835	1,678,751
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,275,469	1,287,746
Structured Adjustable Rate Mortgage Loan Trust, "5A4", Series 2004-8, 3.526% *, 7/25/2034	175,366	174,553
Thornburg Mortgage Securities Trust:
"A1", Series 2006-6, 0.296% *, 11/25/2046	2,378,292	2,348,561
"4A3", Series 2007-3, 0.396% *, 6/25/2047	5,402,248	5,304,208
Vericrest Opportunity Loan Transferee, "M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039	6,212,046	6,117,776
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.571% *, 5/25/2035	9,000,000	8,040,564
"1A2", Series 2005-AR12, 2.722% *, 10/25/2035	1,885,558	1,812,215
Waterfall Victoria Mortgage Trust, "A", Series 2010-1, 144A, 5.0%, 10/20/2056	5,220,139	5,161,037
Wells Fargo Mortgage Backed Securities Trust:
"4A1", Series 2005-AR16, 2.816% *, 10/25/2035	2,488,769	2,384,213
"A7", Series 2003-2, 5.25%, 2/25/2018	4,461,452	4,588,983
"2A6", Series 2005-11, 5.5%, 11/25/2035	9,201,863	9,198,209
"A20", Series 2007-4, 5.5%, 4/25/2037	741,511	733,014

Total Collateralized Mortgage Obligations (Cost $204,621,757)		201,527,636
Government & Agency Obligations 11.5%
Other Government Related (c) 2.8%
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,708,573
Dexia Credit Local SA, 144A, 2.75%, 1/10/2014	7,700,000	7,833,387
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	7,857,540
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	8,820,000	8,269,509
International Bank for Reconstruction & Development, 5.25% *, 4/9/2025	5,540,000	5,401,500
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	10,000,000	10,743,850
Nationwide Building Society, 144A, 0.441% *, 5/17/2012	2,000,000	2,006,462
Private Export Funding Corp., 2.125%, 7/15/2016	7,500,000	7,493,062
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	9,250,000	9,458,125

		71,772,008
Sovereign Bonds 1.5%
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	7,265,000	7,578,616
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015 (b)	9,380,000	9,690,459
MDC-GMTN BV, 144A, 3.75%, 4/20/2016	5,000,000	5,040,675
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,567,395
Republic of Poland, 3.875%, 7/16/2015	6,620,000	6,845,080

		36,722,225
US Government Sponsored Agencies 1.1%
Federal Home Loan Bank, 1.0%, 3/27/2013	7,725,000	7,796,734
Federal National Mortgage Association:
1.125%, 7/30/2012 (b)	1,870,000	1,885,783
2.932% *, 8/8/2011 (b)	18,000,000	17,958,600

		27,641,117
US Treasury Obligations 6.1%
US Treasury Bill, 0.01% ***, 9/15/2011 (d)	1,156,000	1,155,951
US Treasury Inflation-Indexed Note, 0.5%, 4/15/2015	13,488,670	14,068,265
US Treasury Notes:
0.5%, 11/30/2012 (b)	38,250,000	38,344,133
0.875%, 2/29/2012 (e)	30,000,000	30,145,200
1.0%, 1/15/2014 (b)	35,285,000	35,596,496
1.125%, 6/15/2013	5,000,000	5,064,650
1.25%, 9/30/2015 (b)	5,900,000	5,861,744
1.875%, 6/30/2015 (b)	4,040,000	4,134,690
2.125%, 12/31/2015	22,400,000	22,994,989
4.25%, 8/15/2013	1,665,000	1,797,159

		159,163,277

Total Government & Agency Obligations (Cost $293,077,786)		295,298,627
Loan Participations and Assignments 6.9%
Senior Loans * 5.5%
Advantage Sales & Marketing, Inc., Term Loan B, 5.25%, 12/18/2017	1,995,000	2,000,985
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	997,500	1,001,864
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	997,500	1,007,475
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/19/2017	500,000	501,253
American Seafoods Group LLC, Term Loan B, 4.25%, 3/8/2018	988,205	987,593
AMN Healthcare, Inc., Term Loan B, 7.25%, 6/23/2015	1,431,719	1,424,560
Aspect Software, Inc., Term Loan B, 6.25%, 4/19/2016	3,960,000	3,974,850
Asurion Corp., First Lien Term Loan, 5.5%, 5/24/2018	2,190,148	2,165,114
Avaya, Inc.:
Term Loan, 3.005%, 10/24/2014	1,306,477	1,258,549
Term Loan B3, 4.755%, 10/26/2017	2,624,328	2,531,925
AVG Technologies, Inc., Term Loan, 7.5%, 3/11/2016	500,000	485,000
Bass Pro Group LLC, Term Loan B, 5.25%, 6/23/2017	1,000,000	994,165
Big West Oil LLC, Term Loan, 7.0%, 3/31/2016	385,965	390,307
Blount International, Inc., Term Loan B, 5.5%, 8/9/2016	497,500	498,122
BNY ConvergEx Group LLC, Term Loan, 5.25%, 12/19/2016	995,000	997,801
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	500,000	503,333
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/18/2017	2,000,000	2,001,250
Capital Automotive LP, Term Loan B, 5.0%, 3/10/2017	987,234	988,345
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	997,500	933,979
CCS Income Trust, Term Loan B, 3.246%, 11/14/2014	497,423	474,240
Cenveo Corp., Term Loan B, 6.25%, 12/21/2016	497,500	502,167
Chemtura, Term Loan B, 5.5%, 8/27/2016	1,000,000	1,005,935
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017	1,000,000	978,825
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	1,638,687	1,631,862
ClientLogic Corp., Term Loan, 7.04%, 1/30/2014	605,169	603,656
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016	2,166,667	2,176,817
Coach America Holdings, Inc.:
Letter of Credit, 6.055%, 4/20/2014	263,765	211,122
First Lien Term Loan, 7.25%, 4/18/2014	1,230,910	985,239
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	1,995,000	1,999,987
Denny's, Inc., Term Loan B, 5.25%, 2/24/2017	880,000	884,206
Kasima LLC, Term Loan B, 5.0%, 3/31/2017	997,500	1,001,864
DineEquity, Inc., Term Loan B, 4.25%, 10/19/2017	763,347	764,778
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017	995,006	995,404
Endo Pharmaceuticals Holdings, Inc, Term Loan B, 4.0%, 6/18/2018	1,000,000	1,004,655
Exopack LLC, Term Loan, 6.5%, 5/26/2017	1,250,000	1,249,069
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/1/2017	930,000	932,906
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	1,000,000	998,335
Fidelity National Information Solutions, Inc., Term Loan B, 5.25%, 7/18/2016	995,000	1,000,721
First Data Corp.:
Term Loan B1, 2.936%, 9/24/2014	43,139	40,036
Term Loan B2, 2.936%, 9/24/2014	171,238	158,920
Term Loan B, 4.186%, 3/23/2018	2,014,431	1,857,900
Flextronics International Ltd., Term Loan B, 2.44%, 10/1/2012	491,094	489,253
Focus Brands, Inc., Term Loan B, 5.25%, 11/4/2016	968,504	978,494
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	1,382,353	1,382,443
Freescale Semiconductor, Inc., Term Loan B, 4.441%, 12/1/2016	3,739,229	3,723,824
Getty Images, Inc., Term Loan, 5.25%, 11/7/2016	2,587,000	2,604,139
Great Point Power, Term Delay Draw, 3.481%, 3/10/2017	240,964	241,868
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	497,500	482,652
Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.5%, 12/22/2017	3,980,000	4,055,879
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	1,188,854	1,188,384
IMS Health, Inc., Term Loan B, 4.5%, 2/26/2016	495,005	496,552
Ineos US Finance LLC:
Term Loan B2, 7.501%, 12/16/2013	1,226,645	1,265,591
Term Loan C2, 8.001%, 12/16/2014	1,227,398	1,272,505
Intelsat (Bermuda) Ltd., Term Loan, 2.776%, 2/1/2014	250,000	238,125
Interactive Data Corp., Term Loan B, 4.75%, 2/12/2018	1,496,250	1,499,841
Istar Financial, Inc., Term Loan A2, 7.0%, 6/30/2014	2,500,000	2,497,925
Kenan Advantage Group, Inc., Term Loan, 4.5%, 6/10/2016	497,500	499,368
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	746,250	750,448
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	1,960,531	1,969,726
Second Lien Term Loan, 10.5%, 12/16/2016	400,000	407,000
Leslie's Poolmart, Inc., Term Loan, 4.5%, 11/21/2016	498,750	499,064
LPL Holdings, Inc., Term Loan, 5.25%, 6/28/2017	2,876,609	2,898,183
MedAssets, Inc., Term Loan, 5.25%, 11/16/2016	955,630	959,094
Harron Communications Corp., Term Loan B, 5.25%, 10/6/2017	1,000,000	1,001,030
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/23/2016	928,571	928,571
NBTY, Inc., Term Loan B, 4.25%, 10/2/2017	398,000	398,722
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	3,500,000	3,457,037
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	493,220	493,837
Nuveen Investments, Inc., Term Loan, 5.746%, 5/12/2017	2,655,360	2,659,237
Oceania Cruises, Inc., Term Loan B, 5.0%, 4/27/2015	2,000,000	1,938,750
Oriental Trading Co., Inc,, Term Loan B, 7.0%, 2/10/2017	1,000,000	986,250
Pelican Products, Inc., Term Loan B, 5.0%, 3/7/2017	748,125	748,903
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017	2,970,000	2,966,287
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	1,985,000	2,008,572
Pilot Travel Centers LLC, Term Loan B, 4.25%, 3/30/2018	1,000,000	1,004,585
Postmedia Network, Inc., Term Loan C, 6.25%, 7/13/2016	1,262,436	1,272,699
Quad/Graphics, Inc., Term Loan B, 5.5%, 4/14/2016	992,500	996,837
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	493,750	494,831
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	497,500	500,609
Reynolds Group Holdings, Inc., Term Loan E, 4.25%, 2/9/2018	2,992,500	2,980,126
Sabre, Inc., Term Loan B, 2.186%, 9/30/2014	2,949,406	2,655,085
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	400,000	395,000
Savers, Inc., Term Loan B, 4.25%, 3/3/2017	500,000	501,720
Savvis Communications Corp., Term Loan, 6.75%, 8/4/2016	496,250	499,508
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	3,238,713	3,248,850
Term Loan 1-A, 6.5%, 4/20/2017	429,156	430,499
Term Loan 1-M, 6.5%, 4/20/2017	262,131	262,951
ClientLogic Corp., Term Loan, 5.79%, 1/30/2017	2,210,338	2,210,338
Six Flags Theme Parks, Inc., Term Loan B, 5.25%, 6/30/2016	1,000,000	1,006,250
Smart & Final Stores Corp., Term Loan B2, 5.004%, 5/31/2016	220,959	221,097
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	1,538,594	1,492,967
Spansion LLC, Term Loan B, 4.75%, 1/8/2015	1,114,661	1,119,783
Springboard Finance LLC, Term Loan, 7.0%, 2/23/2015	279,927	281,606
Springleaf Finance Corp., Term Loan, 5.5%, 5/10/2017	2,750,000	2,699,469
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/26/2017	1,000,000	988,745
SRAM LLC, Term Loan B, 4.75%, 6/7/2018	1,000,000	999,065
Star West Generation LLC, Term Loan B, 6.0%, 5/14/2018	2,500,000	2,487,512
Summit Entertainment LLC, Term Loan, 7.5%, 9/7/2016	1,950,000	1,934,156
Sun Healthcare Group, Inc., Term Loan B, 7.5%, 10/15/2016	488,889	487,667
Supervalu, Inc., Term Loan B3, 4.5%, 4/28/2018	1,995,000	1,964,876
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/21/2016	2,830,062	2,849,519
Tenneco, Inc., Term Loan B, 4.996%, 6/3/2016	496,250	499,250
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/20/2018	1,000,000	990,000
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016	196,338	196,683
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	1,992,500	1,994,871
Travelport LLC:
Term Delay Draw, 4.741%, 8/21/2015	690,515	662,225
Term Loan B, 4.741%, 8/21/2015	703,070	674,265
U.S. Foodservice, Inc., Term Loan B, 4.746%, 5/25/2017	500,000	487,033
US Airways Group, Inc., Term Loan, 2.686%, 3/21/2014	986,111	896,479
VML US Finance LLC:
Term Delay Draw B, 4.69%, 5/25/2012	597,796	597,500
Term Loan B, 4.69%, 5/27/2013	1,034,941	1,034,429
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	925,000	929,625
Term Loan B, 10.5%, 9/16/2016	995,000	1,001,532
Waste Industries USA, Inc., Term loan B, 4.75%, 3/17/2017	498,750	499,685
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	1,000,000	1,015,415

		141,558,010
Sovereign Loans 1.4%
Gazprom, 144A, 8.125%, 7/31/2014	9,730,000	11,067,875
OJSC Russian Agricultural Bank:
144A, 7.125%, 1/14/2014 (b)	3,605,000	3,902,412
Series 1, 144A, 7.175%, 5/16/2013	5,773,000	6,205,975
Russian Railways, 5.739%, 4/3/2017	5,000,000	5,312,500
Sberbank of Russia, 5.499%, 7/7/2015	2,000,000	2,117,500
VTB Bank, 144A, 6.465%, 3/4/2015	9,380,000	9,921,226

		38,527,488

Total Loan Participations and Assignments (Cost $177,507,535)		180,085,498
Municipal Bonds and Notes 1.4%
California, State General Obligation, Series 3, Mandatory Put 4/1/2013 @ 100, 5.65%, 4/1/2039 (f)	2,865,000	3,053,374
Georgia, State General Obligation, Series E-2, 4.0%, 9/1/2013 (a)	5,985,000	6,448,299
Illinois, State General Obligation, 3.321%, 1/1/2013 (f)	5,900,000	6,027,145
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014 (f)	1,330,230	1,375,538
New Jersey, Economic Development Authority Revenue, School Facilities, Series F, Prerefunded, 5.25%, 6/15/2022, INS: FGIC	2,815,000	3,081,581
Texas, State Public Finance Authority Revenue, Series A, 5.0%, 7/1/2014	3,095,000	3,475,499
New York, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2014 (a)	2,810,000	3,101,818
University of Washington Revenues, Series A, 5.0%, 4/1/2014 (a)	4,110,000	4,571,471
Virginia, State Public School Authority, School Financing, 1997 Resolution, Series B, 5.0%, 8/1/2014	3,720,000	4,195,304

Total Municipal Bonds and Notes (Cost $34,957,440)		35,330,029

	Shares	Value ($)

Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 0.13% (g) (h) (Cost $116,205,655)	116,205,655	116,205,655
Cash Equivalents 2.8%
Central Cash Management Fund, 0.11% (g) (Cost $72,833,386)	72,833,386	72,833,386

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,638,104,677) †	104.1	2,693,275,204
Other Assets and Liabilities, Net (b)	(4.1)	(105,568,677)

Net Assets	100.0	2,587,706,527

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of June 30, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,643,004,961.  At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $50,270,243.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $66,229,373 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,959,130.

(a)	When-issued security.
(b)
All or a portion of these securities were on loan amounting to $112,473,591. In addition, included in other assets and liabilities, net is a pending sale, amounting to $1,051,000, that is also on loan. The value of all securities loaned at June 30, 2011 amounted to $113,524,591 which is 4.4% of net assets

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At June 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At June 30, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation
FDIC: Federal Deposit Insurance Corp.
FGIC: Financial Guaranty Insurance Co.
FSB: Federal Savings Bank
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

PIK: Denotes that all or a portion of the income is paid in kind.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	68	7,735,107	(17,530)
10 Year Canadian Government Bond	CAD	9/21/2011	127	16,327,161	(118,513)
10 Year Japanese Government Bond	JPY	9/8/2011	50	87,597,044	43,475
2 Year US Treasury Note	USD	9/30/2011	207	45,404,156	106,734
United Kingdom Long Gilt Bond	GBP	9/28/2011	16	3,085,358	(15,857)
Total net unrealized depreciation					(1,691)

At June 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	9/21/2011	626	76,577,406	(149,636)
5 Year US Treasury Note	USD	9/30/2011	830	98,932,110	917,266
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	124	22,563,633	(66,533)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2011	851	132,731,190	(240,645)
Total net unrealized appreciation					460,452

At June 30, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2010 3/20/2016	10,000,000	1	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(135,012)	(4,383)	(130,629)
6/22/2009 9/20/2014	12,000,000	2	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	1,536,101	(191,373)	1,727,474

Total net unrealized appreciation	1,596,845

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(j)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
At June 30, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/26/2009 6/26/2012	20,000,000	3	Floating — LIBOR	Fixed — 2.26%	374,264	—	374,264
6/29/2009 7/1/2013	20,000,000	4	Floating — LIBOR	Fixed — 2.71%	807,493	—	807,493
6/15/2012 6/15/2014	900,000,000	5	Floating — LIBOR	Fixed — 1.32%	(2,400,264)	281,743	(2,682,007)
6/15/2012 6/15/2017	800,000,000	1	Fixed — 2.6%	Floating — LIBOR	5,929,440	(697,199)	6,626,639
10/28/2010 10/28/2025	4,840,000	1	Floating — LIBOR	Floating — 4.154%††	(188,165)	—	(188,165)
11/1/2010 11/1/2025	6,350,000	6	Floating — LIBOR	Floating — 4.123%††	(428,339)	—	(428,339)
11/12/2010 11/12/2025	9,670,000	1	Floating — LIBOR	Floating — 4.264%††	(362,840)	—	(362,840)
11/15/2010 11/15/2025	9,670,000	6	Floating — LIBOR	Floating — 4.56%††	(599,414)	—	(599,414)
11/16/2010 11/16/2025	4,840,000	1	Floating — LIBOR	Floating — 4.56%††	(140,274)	—	(140,274)
11/19/2010 11/19/2025	4,840,000	6	Floating — LIBOR	Floating — 5.072%††	(278,704)	—	(278,704)
11/23/2010 11/23/2025	2,420,000	1	Floating — LIBOR	Floating — 4.808%††	(56,429)	—	(56,429)

Total net unrealized appreciation	3,072,224

††	This interest rate swap is shown at its current rate as of June 30, 2011.
At June 30, 2011, total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/26/2011 4/26/2012	39,600,0005	0.7%	BNP Paribas BPSTAR Enhanced Momentum Index	(8,484)	—	(8,484)
6/9/2010 6/1/2012	102,300,0004	0.45%	Global Interest Rate Strategy Index	(720,634)	—	(720,634)
Total net unrealized depreciation					(729,118)

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	Bank of America
4	Citigroup, Inc.
5	BNP Paribas
6	Barclays Bank PLC
LIBOR: London InterBank Offered Rate
At June 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	35,939,561	AUD	33,850,000	7/19/2011	276,104	UBS AG
USD	1,417,711	CAD	1,390,000	7/19/2011	22,815	UBS AG
USD	10,787,666	EUR	7,560,000	7/19/2011	169,478	UBS AG
USD	11,617,890	NZD	14,380,000	7/19/2011	280,169	UBS AG
USD	37,352,137	SEK	239,990,000	7/19/2011	546,828	UBS AG
Total unrealized appreciation					1,295,394

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	18,805,828	GBP	11,630,000	7/19/2011	(144,742)	UBS AG
USD	2,543,680	JPY	204,240,000	7/19/2011	(6,454)	UBS AG
AUD	17,410,000	USD	18,413,930	7/19/2011	(212,797)	UBS AG
CAD	22,500,000	USD	23,115,686	7/19/2011	(202,188)	UBS AG
CHF	47,680,000	USD	56,086,583	7/19/2011	(631,096)	UBS AG
EUR	7,910,000	USD	11,273,356	7/19/2011	(191,064)	UBS AG
JPY	692,320,000	USD	8,569,112	7/19/2011	(31,417)	UBS AG
NOK	51,540,000	USD	9,341,633	7/19/2011	(199,933)	UBS AG
NZD	39,040,000	USD	31,658,707	7/19/2011	(643,115)	UBS AG
Total unrealized depreciation					(2,262,806)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Corporate Bonds	$—	$1,327,413,010	$18,123,052	$1,345,536,062
Mortgage-Backed Securities Pass-Throughs	—	46,144,115	—	46,144,115
Asset-Backed	—	124,004,940	5,715,881	129,720,821
Commercial Mortgage-Backed Securities	—	270,593,375	—	270,593,375
Collateralized Mortgage Obligations	—	201,527,636	—	201,527,636
Government & Agency Obligations	—	289,897,127	5,401,500	295,298,627
Loan Participations and Assignments	—	180,085,498	—	180,085,498
Municipal Bonds and Notes	—	35,330,029	—	35,330,029
Short-Term Investments(k)	189,039,041	—	—	189,039,041
Derivatives(l)	1,067,475	10,831,264	—	11,898,739
Total	$190,106,516	$2,485,826,994	$29,240,433	$2,705,173,943

Liabilities
Derivatives(1)	$(608,714	$(7,858,725)	$—	$(8,467,439)
Total	$(608,714	$(7,858,725)	$—	$(8,467,439)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)
Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed		Collateralized Mortgage Obligations		Government & Agency Obligations	Total
Balance as of September 30, 2010	$26,307,948	$18,920,454		$14,120,889		$18,034,460	$77,383,751
Realized gains (loss)	6,250	946,560		21,944		78,125	1,052,879
Change in unrealized appreciation (depreciation)	1,246,832	483,121		(328,378)		(211,085)	1,190,490
Amortization premium/ discount	8,022	—		—		—	8,022
Net purchases (sales)	(9,446,000)	(5,684,454)		(5,224,720)		(12,500,000)	(32,855,174)
Transfers into Level 3	—	—		—		—	—
Transfers (out) of Level 3	—	(8,949,800	)(m)	(8,589,735	)(m)	—	(17,539,535)
Balance as of June 30, 2011	18,123,052	5,715,881		—		5,401,500	29,240,433
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2011	$(49,168)	$646,728		$—		$(132,960)	$464,600

Transfers between price levels are recognized at the beginning of the reporting period.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$1,596,845	$—
Foreign Exchange Contracts	$—	$—	$(967,412)
Interest Rate Contracts	$458,761	$2,343,106	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011